Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		€ (123)	€ (122)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		147	145
Actuarial assumption of expected rates of inflation [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		60	57
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(52)	(49)
Actuarial assumption of expected rates of salary increases [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		12	12
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(11)	(11)
Actuarial assumption of life expectancy after retirement [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	€ 32	€ 32

[1]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.